Restatement of 2018 Financial Statements - Summary of Impact on the Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Detail Of Restatement Of Previous Year Income Statement [Line Items]
Revenues	$ 31,126	$ 3,766
Cost of goods sold, sale of grown and manufactured products		(871)
Cost of goods sold, sales of purchased products		(1,747)
Gross profit before fair value adjustments		1,148
Realized fair value included in inventory sold	(511)	(209)
Unrealized fair value gain on biological assets	782	418
Gross profit	14,017	1,357
Selling and marketing expenses	13,493	3,152
General and administrative expenses	24,892	8,798
Depreciation and amortization	4,136	385
Equity based compensation		1,188
Total operating expenses		13,523
Loss from operations	(34,417)	(12,166)
Other income (expense)
Interest income		1
Interest expense	(6,470)	(1,545)
Other Income, legal settlement		3,800
Other expense		(38)
Total other income (expense)		2,218
Net Loss Before Income Taxes	(179,529)	(9,948)
Income Tax Expense	(1,377)	(105)
Net Loss After Income Tax Expense	(180,906)	(10,053)
Net loss attributable to non-controlling interest	(303)	(1,305)
Net Loss Attributable to Shareholders	$ (180,603)	(8,748)
As Previously Reported [member]
Disclosure Detail Of Restatement Of Previous Year Income Statement [Line Items]
Revenues		3,663
Cost of goods sold, sale of grown and manufactured products		(871)
Cost of goods sold, sales of purchased products		(1,643)
Gross profit before fair value adjustments		1,149
Realized fair value included in inventory sold		(209)
Unrealized fair value gain on biological assets		418
Gross profit		1,358
Selling and marketing expenses		3,152
General and administrative expenses		7,965
Depreciation and amortization		385
Equity based compensation		1,188
Total operating expenses		12,690
Loss from operations		(11,332)
Other income (expense)
Interest income		882
Interest expense		(1,545)
Other Income, legal settlement		3,800
Other expense		(38)
Total other income (expense)		3,099
Net Loss Before Income Taxes		(8,233)
Income Tax Expense		(105)
Net Loss After Income Tax Expense		(8,338)
Net loss attributable to non-controlling interest		(871)
Net Loss Attributable to Shareholders		(7,467)
Effect of Correction [member]
Disclosure Detail Of Restatement Of Previous Year Income Statement [Line Items]
Revenues		103
Cost of goods sold, sales of purchased products		(104)
Gross profit before fair value adjustments		(1)
Gross profit		(1)
General and administrative expenses		833
Total operating expenses		833
Loss from operations		(834)
Other income (expense)
Interest income		(881)
Total other income (expense)		(881)
Net Loss Before Income Taxes		(1,715)
Net Loss After Income Tax Expense		(1,715)
Net loss attributable to non-controlling interest		(434)
Net Loss Attributable to Shareholders		$ (1,280)